Convertible Debt – Related Party (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 EUR (€)	Sep. 30, 2022	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2010
Convertible Debt – Related Party (Details) [Line Items]
Loan agreements totalling				$ 467,154	€ 417,133	$ 467,154	€ 417,133
Bear interest				3.50%	3.50%			8.00%
Loans Outstanding, percentage	0.50%
Ordinary shares per share (in Dollars per share) | $ / shares	$ 1
Loan Agreement [Member]
Convertible Debt – Related Party (Details) [Line Items]
Convertible loans payable	$ 33,118	€ 30,000
Convertible Loans [Member]
Convertible Debt – Related Party (Details) [Line Items]
| €					€ 13,064		€ 13,064
Convertible Loans [Member]
Convertible Debt – Related Party (Details) [Line Items]
Bear interest			3.50%